Monitoring Equipment	3 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Monitoring Equipment

Monitoring equipment as of December 31, 2014 and September 30, 2014, was as follows:

	December 31,	September 30,
	2014	2014
Monitoring equipment	$3,506,749	$3,166,217
Less: accumulated depreciation	(1,449,671)	(1,251,551)
Monitoring equipment, net of accumulated depreciation	$2,057,078	$1,914,666

The Company began leasing monitoring equipment to agencies for offender tracking in April 2006 under operating lease arrangements.  The monitoring equipment is amortized using the straight-line method over an estimated useful life of three to five years.

Depreciation expense related to monitoring equipment for the three months ended December 31, 2014 and 2013 was $228,050 and $190,992, respectively. Additionally, the Company reserved $275,398 for future monitoring equipment impairment, of which $55,080 was recognized as impairment expense during the three months ended December 31, 2014. These expenses have been recognized in cost of revenues.

Assets to be disposed of are reported at the lower of the carrying amount or fair value, less the estimated costs to sell the assets.  During the three months ended December 31, 2014 and 2013, the Company recorded in cost of revenues disposal of lease monitoring equipment and parts of $12,575 and $10,771, respectively.